Goodwill and Other Intangible Assets (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Estimate of the amount and classification of amortization expense for definite-lived intangible assets
Amortization Expense, 2013	$ 2,375
Amortization Expense, 2014	2,200
Amortization Expense, 2015	1,927
Amortization Expense, 2016	1,869
Amortization Expense, 2017	1,820
Operations Expense, 2013	136
Operations Expense, 2014	125
Operations Expense, 2015	113
Operations Expense, 2016	111
Operations Expense, 2017	111
Interest Expense, 2013	3,346
Interest Expense, 2014	1,869
Interest Expense, 2015	926
Interest Expense, 2016	984
Interest Expense, 2017	$ 0